Long-term Debt - Convertible Notes 2020 (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		2 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2020	Oct. 31, 2019	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2021	Dec. 31, 2020	Feb. 29, 2020
2019 Convertible Notes
Debt Instrument [Line Items]
Gross proceeds from issuance				$ 5.5
Interest rate				8.00%
Minimum gross proceeds from sale of preferred stock required for conversion				$ 10.0
Conversion price as percentage of the price per share paid by the other investors				85.00%
Embedded derivative fair value				$ 0.9
Initial carrying value				$ 4.6
2020 Convertible Notes
Debt Instrument [Line Items]
Gross proceeds from issuance	$ 2.0
Interest rate	6.00%
Minimum gross proceeds from sale of preferred stock required for conversion	$ 10.0
Additional proceeds made available	$ 2.0
Conversion price as percentage of the price per share paid by the other investors	80.00%
Embedded derivative fair value	$ 1.0
Initial carrying value	3.0
Accrued interest, current					$ 0.1	$ 0.1
Total interest incurred					$ 0.1	$ 0.1
Series B-1 Preferred Stock
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt		18,056,296	8,486,175
Conversion price per share		$ 0.3105	$ 0.3653				$ 0.3653
Series B-1 Preferred Stock | 2019 Convertible Notes
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt		18,056,296
Conversion price per share		$ 0.3105
Total interest incurred		$ 0.4
Series B-1 Preferred Stock | 2020 Convertible Notes
Debt Instrument [Line Items]
Minimum gross proceeds from sale of preferred stock required for conversion	$ 10.0